As filed with the Securities and Exchange Commission on 11/29/06

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6194

The Chaconia Income & Growth Fund, Inc.
(Exact name of registrant as specified in charter)

C/O U.S. Bancorp Fund Services, LLC
615 E. Michigan St., Third Floor, Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Foley & Lardner LLP, 777 E. Wisconsin Avenue, Milwaukee, WI 53202
(Name and address of agent for service)

1-800-368-3322
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2006

Date of reporting period: September 30, 2006

Item 1. Schedule of Investments.

Schedule of Investments
September 30, 2006
Chaconia Income & Growth Fund

	Shares		Value
		COMMON STOCKS - 76.2%
		Aerospace & Defense - 2.4%
	5,500	The Boeing Company	$433,675
		Basic Materials - 1.9%
	8,800	The Dow Chemical Company	343,024
		Capital Goods - 1.9%
	10,200	General Electric Company	360,060
		Consumer Discretionary - 9.5%
	12,400	Darden Restaurants, Inc.	526,628
	4,800	Target Corporation	265,200
	10,300	The TJX Companies, Inc.	288,709
	9,200	The Walt Disney Company	284,372
	7,200	Yum! Brands, Inc.	374,760
			1,739,669
		Data Processing - 1.7%
	6,700	Automatic Data Processing, Inc.	317,178
		Financial Services - 20.7%
	6,800	Bank of America Corporation	364,276
	10,200	Citigroup, Inc.	506,634
	10,198	Countrywide Financial Corporation	357,338
	6,900	Fannie Mae	385,779
	4,600	Freddie Mac	305,118
	3,900	The Goldman Sachs Group, Inc.	659,763
	3,800	Lehman Brothers Holdings, Inc.	280,668
	8,300	Merrill Lynch & Co., Inc.	649,226
	3,908	Morgan Stanley	284,932
			3,793,734
		Health Care - 8.1%
	6,900	Beckman Coulter, Inc.	397,164
	9,300	Boston Scientific Corp. (*)	137,547
	4,200	Express Scripts, Inc. (*)	317,058
	8,800	Pfizer Inc.	249,568
	5,000	Wellpoint Inc. (*)	385,250
			1,486,587
		Insurance - 4.1%
	6,300	The Allstate Corporation	395,199
	5,300	American International Group, Inc.	351,178
			746,377
		Integrated Oils - 7.3%
	7,100	Apache Corporation	448,720
	8,300	Devon Energy Corporation	524,145
	7,700	Occidental Petroleum Corporation	370,447
			1,343,312
		Multi-Utilities - 1.4%
	8,600	Duke Energy Corporation	259,720
		Mutual Funds - 3.2%
	237,123	Trinidad & Tobago Unit Trust Corporation First Unit Scheme f * (a)	580,810
		Semiconductors - 2.3%
	13,900	Intel Corporation	$285,923
	3,800	International Rectifier Corporation (*)	132,392
			418,315
		Technology - 5.5%
	24,600	Corning Incorporated (*)	600,486
	11,700	Flextronics International Ltd. f (*)	147,888
	3,100	International Business Machines Corporation (IBM)	254,014
			1,002,388
		Telecommunications - 5.5%
	13,900	American Tower Corporation - Class A (*)	507,350
	13,400	Avaya, Inc. (*)	153,296
	13,800	Motorola, Inc.	345,000
			1,005,646
		Transportation - 0.8%
	1,700	Union Pacific Corporation	149,600
		TOTAL COMMON STOCKS (Cost $9,905,537)	$13,980,095
	Principal
	Amount		Value
		ASSET BACKED SECURITIES - 1.8%
	0	California Infrastructure PG&E
		Series 1997-1, Class A7, 6.420%, 09/25/2008	5,695
	33,599	Comed Transitional Funding Trust
		Series 1998-1, Class A6, 06/25/2009	33,647
		Connecticut RRB Special Purpose Trust CL&P
	90,000	Series 2001-1, Class A5, 6.210%, 12/30/2011	93,180
		CPL Transition Funding LLC
	100,000	Series 2002-1, Class A5, 6.250%, 01/15/2017	107,356
		West Pennsylvania Funding
	91,505	Series 1999-A, 6.980%, 12/26/2008	93,063
		TOTAL ASSET BACKED SECURITIES (Cost $345,907)	$332,941

		CORPORATE BONDS - 3.2%
		Financial Services - 0.5%
		Residential Capital Corp.
	100,000	6.375%, 06/30/2010	101,261
		Transportation - 2.7%
		The Burlington Northern and Santa Fe Railway Company,
	109,505	5.943%, 01/15/2022	113,486
		Continental Airlines Inc. Pass Thru Certificates
	76,323	Series 2000-2, 7.707%, 04/02/2021	81,618
		FedEx Corporation,
	90,000	1993-A, 8.760%, 05/22/2015	100,970
		Norfolk Southern Corp.
	100,000	5.257%, 09/17/2014	99,561
		Union Pacific Corporation
	97,817	2003-1, 4.698%, 01/02/2024	93,304
			488,939
		TOTAL CORPORATE BONDS (Cost $490,365)	$590,200

		MORTGAGE BACKED SECURITIES - 6.2%
		Federal National Mortgage Association (FNMA)
	96,335	5.500%, 04/01/2036	94,986
	99,095	6.000%, 05/01/2036	99,583
			194,569
		Government National Mortgage Association
		(GNMA) Real Estate Mortgage Investment
		Conduit Pass-Thru Certificates:
	96,038	5.500%, 01/20/2035	$95,137
	96,292	5.000%, 11/20/2035	93,184
	134,036	Series 2002-83, Class A, 3.313%, 04/16/2017	131,265
	107,713	Series 2004-78, Class A, 3.590%, 11/16/2017	104,842
	91,906	Series 2005-2, Class B, 4.116%, 03/16/2019	89,939
	130,088	Series 2003-48, Class AB, 2.866%, 02/16/2020	125,988
	28,468	Series 2001-12, Class B, 6.207%, 06/16/2021	28,750
	33,425	Series 2003-43, Class A, 2.709%, 07/16/2021	32,653
	91,209	Series 2004-25, Class AC, 3.377%, 01/16/2023	88,071
	80,628	Series 2005-14, Class A, 4.130%, 02/16/2027	79,067
	76,314	Series 2003-72, Class B, 4.356%, 02/16/2030	74,614
			943,510
		TOTAL ASSET BACKED SECURITIES (Cost $816,280)	$1,138,079

		U.S. GOVERNMENT AGENCY ISSUES - 12.3%
		AID - ISRAEL
	200,000	5.500%, 09/18/2023	208,747
	200,000	5.500%, 12/04/2023	208,806
			417,553
		Amethyst,
	166,674	4.620%, 04/15/2016	163,471
		Federal National Mortgage Association (FNMA)
	200,000	3.375%, 12/15/2008	193,558
	200,000	4.625%, 10/15/2013	196,348
		Federal Home Loan Mortgage Corporation (FHLMC)
	200,000	3.625%, 09/15/2008	195,097
		Rowan Companies
	138,000	5.880%, 03/15/2012	140,729
		Small Business Administration (SBA)
		Participation Certificates:
	113,615	Series 2004-10C, Class 1, 4.230%, 05/01/2014	110,849
	215,907	Series 2002-20H, Class 1, 5.310%, 08/01/2022	217,205
	82,947	Series 2003-20J, Class 1, 4.920%, 10/01/2023	81,894
	352,414	Series 2004-20E, Class 1, 5.180%, 05/01/2024	352,246
	176,930	Series 2004-20F, Class 1, 5.520%, 06/01/2024	179,466
		TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $2,680,105)	$2,248,416
		SHORT TERM INVESTMENTS - 1.0%
		Money Markey Funds - 1.00
	187,504	First American Treasury Obligations Fund - Class Y, 4.87%	187,504
		TOTAL SHORT TERM INVESTMENTS (Cost $187,504)	$187,504
		Total Investments (Cost $14,425,698) - 100.7%	$18,477,235
		Liabilities in Excess of Other Assets - (0.7)%	-128,786
		TOTAL NET ASSETS - 100.0%	$18,348,449

(*)	Non Income Producing
(a)	Affiliated Issuer
(f)	Foreign security

The cost basis of investments for federal income tax purposes at September 30, 2006 was as follows*:

Cost of investments                                                $14,425,698
Gross unrealized appreciation                                   4,575,120
Gross unrealized depreciation                                    (523,584)
Net unrealized appreciation                                     $4,051,536

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Chaconia Income & Growth Fund, Inc

By /s/Michael Alexander
Michael Alexander, President

Date November 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Michael Alexander
Michael Alexander, President

Date November 29, 2006

By /s/Eutrice Carrington
Eutrice Carrington, Treasurer

Date November 29, 2006